Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jan. 31, 2019
Entity Registrant Name	AMERICAN PENSION INVESTORS TRUST
Entity Central Index Key	0000764859
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 30, 2019
Document Effective Date	May 30, 2019
Prospectus Date	May 31, 2019